Goldman Sachs High Yield Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class P Shares [Member] | Goldman Sachs High Yield Fund | Class P Shares
Prospectus [Line Items]
Annual Return [Percent]	6.85%	12.42%	(12.52%)	4.11%	5.43%	15.52%